UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ];  Amendment Number:
This Amendment (Check only one.):  [ ] is a restatment.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Greatmark Investment Partners, Inc.
Address:       6001 River Road
               Suite 300
               Columbus, Georgia  31904

Form 13F File Number:    028-14722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jeff Adams
Title:          President
Phone:          706-327-2128
Signature, Place, and Date of Signing:

/s/ Jeffrey G. Adams        Columbus, Georgia        January 31, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         73
Form 13F Information Table Value Total:         $133,605
                                                (thousands)
List of Other Included Managers:    NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc         CL A             084670108      268        2 SH       Sole                        2
3M Company                     COM              88579Y101     2155    23211 SH       Sole                    19411              3800
AFLAC Inc                      COM              001055102    15184   285851 SH       Sole                   263971             21880
AGL Resources Inc              COM              001204106      265     6641 SH       Sole                     6633                 8
AT&T Corp                      COM              00206R102     1472    43668 SH       Sole                    42701               967
Abbott Laboratories            COM              002824100     1397    21323 SH       Sole                    20223              1100
Altria Group Inc               COM              02209S103      318    10106 SH       Sole                     7815              2291
American Express Co            COM              025816109      995    17308 SH       Sole                    15133              2175
Ameriprise Financial Inc       COM              03076C106      253     4039 SH       Sole                     4039
Automatic Data Processing Inc  COM              053015103     1974    34679 SH       Sole                    31679              3000
BP p.l.c.                      SPONS ADR        055622104      563    13524 SH       Sole                    12466              1058
Bank of America Corp           COM              060505104     4742   408402 SH       Sole                   357952             50450
Chevron Corp                   COM              166764100     2628    24301 SH       Sole                    17526              6775
Chicos FAS Inc                 COM              168615102      907    49120 SH       Sole                    42795              6325
Cisco Systems Inc              COM              17275R102     4444   226166 SH       Sole                   195541             30625
Coca-Cola Co                   COM              191216100     7764   214181 SH       Sole                   188277             25904
Colgate Palmolive Co           COM              194162103      308     2946 SH       Sole                     2946
ConocoPhillips                 COM              20825C104     2175    37505 SH       Sole                    30260              7245
Darden Restaurants Inc         COM              237194105     2688    59649 SH       Sole                    50674              8975
Ebay Inc                       COM              278642103     2149    42140 SH       Sole                    36290              5850
Emerson Electric Co            COM              291011104     3229    60968 SH       Sole                    52543              8425
Enbridge Energy Partners LP    COM              29250R106      257     9200 SH       Sole                     9200
Express Scripts Holding Co     COM              30219G108      219     4058 SH       Sole                     4058
Exxon Mobil Corp               COM              30231G102     1832    21170 SH       Sole                    19577              1593
General Dynamics Corp          COM              369550108      941    13590 SH       Sole                    11840              1750
General Electric Co            COM              369604103     5300   252502 SH       Sole                   221668             30834
General Mills Inc              COM              370334104     1108    27422 SH       Sole                    27422
Home Depot Inc                 COM              437076102     4449    71935 SH       Sole                    65685              6250
Illinois Tool Works Inc        COM              452308109     2602    42795 SH       Sole                    39195              3600
Int'l Business Machines Corp   COM              459200101      662     3456 SH       Sole                     1936              1520
Intel Corp                     COM              458140100     5383   261041 SH       Sole                   230616             30425
Johnson & Johnson              COM              478160104     5845    83383 SH       Sole                    69265             14118
Johnson Controls Inc           COM              478366107      274     8925 SH       Sole                     8925
Kimberly Clark Corp            COM              494368103      973    11523 SH       Sole                    10859               664
Kohls Corp                     COM              500255104      685    15935 SH       Sole                    14660              1275
Lilly (Eli) & Co               COM              532457108      273     5529 SH       Sole                     2700              2829
Lockheed Martin Corp           COM              539830109      218     2360 SH       Sole                     2360
McDonalds Corp                 COM              580135101     1064    12062 SH       Sole                    11562               500
Medtronic Inc                  COM              585055106     2889    70425 SH       Sole                    61775              8650
Microsoft Corp                 COM              594918104     5104   191085 SH       Sole                   163660             27425
PPG Industries Inc             COM              693506107      487     3600 SH       Sole                     3600
Paychex Inc                    COM              704326107     1210    38914 SH       Sole                    29689              9225
PepsiCo Inc                    COM              713448108     1128    16488 SH       Sole                    13413              3075
Philip Morris Intl Inc         COM              718172109      617     7379 SH       Sole                     4597              2782
Procter & Gamble Co            COM              742718109     2211    32565 SH       Sole                    29915              2650
Southern Company               COM              842587107     1669    38992 SH       Sole                    33952              5040
Strayer Education Inc          COM              863236105      603    10735 SH       Sole                     9535              1200
Swisher Hygiene Inc            COM              870808102       99    56600 SH       Sole                    46600             10000
Synovus Financial Corp         COM              87161C105      477   194582 SH       Sole                   190082              4500
Target Corp                    COM              87612E106     3769    63693 SH       Sole                    55718              7975
Total System Services Inc      COM              891906109     1581    73813 SH       Sole                    71647              2166
Ultra Petroleum Corp           COM              903914109      285    15705 SH       Sole                    14630              1075
United Parcel Service          CL B             911312106     3064    41559 SH       Sole                    35229              6330
Wal-Mart Stores Inc            COM              931142103     1099    16110 SH       Sole                    15665               445
Walgreen Company               COM              931422109     2653    71680 SH       Sole                    61505             10175
Waste Management Inc           COM              94106L109      584    17300 SH       Sole                    14300              3000
WellPoint Inc                  COM              94973V107      297     4883 SH       Sole                     4133               750
Wells Fargo & Co new           COM              949746101     2064    60400 SH       Sole                    54350              6050
Western Union Company (The)    COM              959802109      546    40150 SH       Sole                    31500              8650
Vanguard Index Fds             TOTAL STK MKT    922908769      230     3133 SH       Sole                     3133
Hartford Financial Svcs Group  DEP CONV PFD     416515708      336    16250 SH       Sole                    16250
BlackRock MuniYield            COM              09253W104      233    14209 SH       Sole                    11009              3200
Calamos Convertible & High Inc COM SHS          12811P108     1398   115072 SH       Sole                   100734             14339
MFS Intermediate Income Trust  SH BEN INT       55273C107     1157   179588 SH       Sole                   170563              9025
Nuveen GA Div Adv Mun 2        COM              67072B107      518    34900 SH       Sole                    31900              3000
Nuveen Quality Preferred Incom COM              67072C105     1936   204633 SH       Sole                   203183              1450
Templeton Global Income        COM              880198106     1194   126525 SH       Sole                    91275             35250
Vanguard Bd Index Fd Inc       SHORT TRM BOND   921937827      305     3770 SH       Sole                     1450              2320
iShares Tr                     BARCLYS TIPS BD  464287176     1720    14168 SH       Sole                    11888              2280
iShares Tr                     CORE TOTUSBD     464287226     1509    13581 SH       Sole                    10026              3555
iShares Tr                     IBOXX INV CPBD   464287242     1877    15515 SH       Sole                    10085              5430
ProShares Tr II                ULT VIX S/T ETF  74347W411      310    14850 SH       Sole                    14850
SPDR Gold Trust                GOLD SHS         78463V107      482     2972 SH       Sole                     2972